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                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   Form 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 03/31/2011

Check here if Amendment [_]; Amendment Number:
This Amendment (Check only one):       [_] is a restatement
                                       [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

ThinkEquity LLC
600 Montgomery Street, Third Floor
San Francisco, CA 94111

Form 13F File Number: 028-12960

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

David Weitgenant
Deputy Director of Compliance
415-249-6313

Signature, Place and Date of Signing:

/s/ David Weitgenant                San Francisco, CA             05/05/2011
------------------------            -----------------             ----------
      [Signature]                   [City, State]                 [Date]

Report Type (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                        0

Form 13F Information Table Entry Total:                   15

Form 13F Information Table Value Total (x$1000):          22,839
                                                          (thousands)

List of Other Included Managers:                          None

                               (See attachment)

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                          FORM 13F INFORMATION TABLE

                                                          VALUE   SHARES/ SH/ PUT/ INVSTMT  OTHER    VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS   CUSIP   (x$1000) PRN AMT PRN CALL DSCRETN MANAGERS SOLE SHARED  NONE
        --------------          -------------- --------- -------- ------- --- ---- ------- -------- ---- ------ ------
AEST, INC                       COM            8V84753         25   12500 SH       Sole                          12500
CANADIAN OIL SANDS LIMITED      COM            13643E105     6362  189169 SH       Sole                         189169
CITIGROUP INC                   COM            172967101       78   17538 SH       Sole                          17538
CROSS TIMBERS ROYALTY TRUST TR  COM            22757R109      828   17400 SH       Sole                          17400
DISH NETWORK CORP CL A          COM            25470M109     1303   53500 SH       Sole                          53500
DORCHESTER MINERALS L P         COM            25820R105     9288  317660 SH       Sole                         317660
ECHOSTAR CORPORATION            COM            278768106      402   10610 SH       Sole                          10610
HUGOTON ROYALTY TRUST TEXAS UN  COM            444717102     1548   65082 SH       Sole                          65082
NORCAL COMMUNITY BANCORP        COM            655484103       20   10125 SH       Sole                          10125
PNC FINANCIAL SVCS GROUP INC    COM            693475105      378    6000 SH       Sole                           6000
PRESIDENT CASINOS INC NEW       COM            740822309       68   75000 SH       Sole                          75000
SAN JUAN BASIN ROYALTY TR-UBI   COM            798241105     1922   69748 SH       Sole                          69748
CAPITAL ASSETS FUNDS TAX EXEMP  MF             147539712       41   40750 SH       Sole                          40750
PIMCO CALIF MUN INCOME FUND     MF             72200N106      237   19895 SH       Sole                          19895
PIMCO FDS PAC INVT MGMT CL D    MF             72200Q679      339   27523 SH       Sole                          27523